Supplement dated January 24, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - American Century Growth Fund (the Fund)	5/1/2013
Effective March 21, 2014 (the Effective Date), the Fund’s name will change to Variable Portfolio – Loomis Sayles Growth Fund. Accordingly, on the Effective Date, all references in the Prospectus to Variable Portfolio – American Century Growth Fund are deleted and replaced with Variable Portfolio – Loomis Sayles Growth Fund. In addition, the following changes are hereby made to the Fund’s Prospectus on the Effective Date:
On the Effective Date, the information under the caption “Principal Investment Strategies” in the “Summaries of the Funds” section for the Fund is hereby superseded and replaced with the following:
The Fund invests primarily in equity securities of large-capitalization companies believed to have the potential for long-term growth. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $1.26 billion and $526.7 billion as of December 31, 2013). The market capitalization range and composition of the companies in the Index is subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Loomis, Sayles & Company, L.P. (Loomis Sayles or the Subadviser), which provides day-to-day portfolio management to the Fund.
On the Effective Date, the information under the caption “Principal Risks” in the “Summaries of the Funds” section for the Fund is hereby modified by deleting Derivatives Risk/Forward Foreign Currency Contracts Risk and by adding the following disclosure to the existing list of risks:
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The rest of the section remains the same.